Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 09, 2025
Commitments and Contingencies [Abstract]
Percentage of equity interest			50.00%
Other significant financial or capital commitment,